Loans (Impaired Loans with Associated Allowance Amount) (Details) - USD ($) $ in Thousands	Dec. 31, 2015		Dec. 31, 2014
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	$ 4,552		$ 6,816
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	3,900		6,564
Impaired Financing Receivable, Unpaid Principal Balance, Total	8,452		13,380
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	4,110		6,099
Impaired Financing Receivable, with Related Allowance, Recorded Investment	3,063		6,058
Impaired Financing Receivable, Recorded Investment, Total	7,173		12,157
Impaired financing receivable, related allowance	842		1,161
Impaired financing receivable unpaid principle balance, guaranteed by Small Business Administration	288		1,600
Small Business Administration Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	961	[1]	1,719	[2]
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	2,203	[1]	1,521	[2]
Impaired Financing Receivable, Unpaid Principal Balance, Total	3,164	[1]	3,240	[2]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	518	[1]	1,093	[2]
Impaired Financing Receivable, with Related Allowance, Recorded Investment	1,389	[1]	1,127	[2]
Impaired Financing Receivable, Recorded Investment, Total	1,907	[1]	2,220	[2]
Impaired financing receivable, related allowance	705	[1]	502	[2]
Small Business Administration, 504 Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	2,226		2,202
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance			1,676
Impaired Financing Receivable, Unpaid Principal Balance, Total	2,226		3,878
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	2,226		2,202
Impaired Financing Receivable, with Related Allowance, Recorded Investment			1,676
Impaired Financing Receivable, Recorded Investment, Total	2,226		3,878
Impaired financing receivable, related allowance			510
Commercial Other Receivable [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance			878
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	33		364
Impaired Financing Receivable, Unpaid Principal Balance, Total	33		1,242
Impaired Financing Receivable, with No Related Allowance, Recorded Investment			877
Impaired Financing Receivable, with Related Allowance, Recorded Investment	10		252
Impaired Financing Receivable, Recorded Investment, Total	10		1,129
Impaired financing receivable, related allowance	10		41
Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	1,365		2,017
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	1,664		3,003
Impaired Financing Receivable, Unpaid Principal Balance, Total	3,029		5,020
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	1,366		1,927
Impaired Financing Receivable, with Related Allowance, Recorded Investment	1,664		3,003
Impaired Financing Receivable, Recorded Investment, Total	3,030		4,930
Impaired financing receivable, related allowance	127		108
Commercial Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	1,365		2,895
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	1,697		3,367
Impaired Financing Receivable, Unpaid Principal Balance, Total	3,062		6,262
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	1,366		2,804
Impaired Financing Receivable, with Related Allowance, Recorded Investment	1,674		3,255
Impaired Financing Receivable, Recorded Investment, Total	3,040		6,059
Impaired financing receivable, related allowance	$ 137		$ 149

[1]	Balances are reduced by amount guaranteed by the SBA of $288 thousand at December 31, 2015.
[2]	Balances are reduced by amount guaranteed by the SBA of $1.6 million at December 31, 2014.